COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		6 Months Ended
	Aug. 20, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 25, 2024
Shares price		$ 2.96	$ 5.24
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Reverse stock split	1-for-110
Payable to a related party		$ 350,000
Common Stock [Member]
Shares price					$ 1.00